Options (Details Textual) - USD ($)						1 Months Ended			3 Months Ended		12 Months Ended
	Mar. 31, 2020	Jul. 22, 2019	Jan. 31, 2019	Jan. 23, 2019	Oct. 02, 2017	Jul. 22, 2019	Jan. 31, 2019	Jan. 23, 2019	Sep. 30, 2020	Sep. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Options (Textual)
Stock option, description		The Company issued 10,000,000 stock options, which one-third (1/3) vest immediately, and the remaining shall vest one-twenty fourth (1/24) per month from after the date of these options (remaining block). The first block shall become exercisable immediately and is exercisable for a period of seven (7) years. The options fully vest by July 22, 2021.	The Company issued 6,000,000 stock options, which two-third (2/3) vest immediately, and the remaining shall vest one-twelfth (1/12) per month from after the date of these options (remaining block). The first block shall become exercisable immediately and is exercisable for a period of seven (7) years. The options fully vested on January 31, 2020.	The Company issued 170,000,000 stock options, which one-third (1/3) vest immediately, and the remaining shall vest one-twenty fourth (1/24) after the date of these options (remaining block). The first block shall become exercisable immediately and is exercisable for a period of seven (7) years. The options fully vest by January 23, 2021.		The Company issued 10,000,000 stock options, of which one-third (1/3) vest immediately, and the remaining shall vest one-twenty fourth (1/24) per month from after the date of the option grant. The options expire 10 years from the initial grant date. The options fully vested on July 22, 2020..	the Company issued 6,000,000 stock options, of which two-third (2/3) vest immediately, and the remaining amount shall vest one-twelfth (1/12) per month from after the date of the option grant. The options expire 10 years from the initial grant date. The options fully vested on January 31, 2020.	The Company issued 170,000,000 stock options. One-third of the options vested immediately, and the remainder vest 1/24 per month over the first twenty four months following the option grant. The options expire 10 years from the initial grant date. The options fully vest by January 23, 2022.
Exercisable price									$ 0.01	$ 0.01
Stock compensation expense									$ 11,203,500	$ 246,994	$ 473,853	$ 735,772
Non-qualified Common Stock Options [Member]
Options (Textual)
Options expiration date	Mar. 31, 2020
Stock option vested exercisable	250,000
Non-qualified Common Stock Options [Member]
Options (Textual)
Non-qualified common stock outstanding									10,000,000
Stock option, description									Of the 10,000,000 non-qualified common stock options, one-third vest immediately, and one-third vest the second and third year, such that, the options are fully vested with a maturity date of October 2, 2022, and are exercisable at an exercise price of $0.01 per share.
Non-qualified common stock issued options					10,000,000				10,000,000
Exercisable price	$ 0.01								$ 0.01
Options expiration date	Oct. 02, 2022